Document and Entity Information	Total
Risk/Return:
Registrant Name	Delaware Group Equity Funds IV
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Central Index Key	0000778108
Document Effective Date	Jan. 28, 2020
Document Creation Date	Jan. 28, 2020
Prospectus Date	Jan. 28, 2020
Entity Inv Company Type	N-1A
Delaware Covered Call Strategy Fund | Class A
Risk/Return:
Trading Symbol	FRCCX
Delaware Covered Call Strategy Fund | Institutional Class
Risk/Return:
Trading Symbol	FRCDX
Delaware Covered Call Strategy Fund | Class R6
Risk/Return:
Trading Symbol	FRCEX
Delaware Equity Income Fund | Class A
Risk/Return:
Trading Symbol	FIUTX
Delaware Equity Income Fund | Institutional Class
Risk/Return:
Trading Symbol	FIUUX
Delaware Equity Income Fund | Class R6
Risk/Return:
Trading Symbol	FIUVX
Delaware Global Equity Fund | Class A
Risk/Return:
Trading Symbol	FIISX
Delaware Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	FIITX
Delaware Global Equity Fund | Class R6
Risk/Return:
Trading Symbol	FIIUX
Delaware Growth and Income Fund | Class A
Risk/Return:
Trading Symbol	FGINX
Delaware Growth and Income Fund | Institutional Class
Risk/Return:
Trading Symbol	FGIPX
Delaware Growth and Income Fund | Class R6
Risk/Return:
Trading Symbol	FGIQX
Delaware Hedged U.S. Equity Opportunities Fund | Class A
Risk/Return:
Trading Symbol	FHEJX
Delaware Hedged U.S. Equity Opportunities Fund | Institutional Class
Risk/Return:
Trading Symbol	FHEKX
Delaware Hedged U.S. Equity Opportunities Fund | Class R6
Risk/Return:
Trading Symbol	FHELX
Delaware International Fund | Class A
Risk/Return:
Trading Symbol	FIINX
Delaware International Fund | Institutional Class
Risk/Return:
Trading Symbol	FIIPX
Delaware International Fund | Class R6
Risk/Return:
Trading Symbol	FIIQX
Delaware Opportunity Fund | Class A
Risk/Return:
Trading Symbol	FIUSX
Delaware Opportunity Fund | Institutional Class
Risk/Return:
Trading Symbol	FIVUX
Delaware Opportunity Fund | Class R6
Risk/Return:
Trading Symbol	FIVVX
Delaware Premium Income Fund | Class A
Risk/Return:
Trading Symbol	FPIKX
Delaware Premium Income Fund | Institutional Class
Risk/Return:
Trading Symbol	FPILX
Delaware Premium Income Fund | Class R6
Risk/Return:
Trading Symbol	FPIMX
Delaware Growth Equity Fund | Class A
Risk/Return:
Trading Symbol	FICGX
Delaware Growth Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	FICHX
Delaware Growth Equity Fund | Class R6
Risk/Return:
Trading Symbol	FICIX
Delaware Special Situations Fund | Class A
Risk/Return:
Trading Symbol	FISSX
Delaware Special Situations Fund | Institutional Class
Risk/Return:
Trading Symbol	FISTX
Delaware Special Situations Fund | Class R6
Risk/Return:
Trading Symbol	FISUX
Delaware Total Return Fund | Class A
Risk/Return:
Trading Symbol	FITRX
Delaware Total Return Fund | Institutional Class
Risk/Return:
Trading Symbol	FITUX
Delaware Total Return Fund | Class R6
Risk/Return:
Trading Symbol	FITVX
Delaware Floating Rate II Fund | Class A
Risk/Return:
Trading Symbol	FRFDX
Delaware Floating Rate II Fund | Institutional Class
Risk/Return:
Trading Symbol	FRFEX
Delaware Floating Rate II Fund | Class R6
Risk/Return:
Trading Symbol	FRFNX
Delaware Fund for Income | Class A
Risk/Return:
Trading Symbol	FIFIX
Delaware Fund for Income | Institutional Class
Risk/Return:
Trading Symbol	FIFKX
Delaware Fund for Income | Class R6
Risk/Return:
Trading Symbol	FIFLX
Delaware Government Cash Management Fund | Class A
Risk/Return:
Trading Symbol	FICXX
Delaware Government Cash Management Fund | Class R6
Risk/Return:
Trading Symbol	FIFXX
Delaware International Opportunities Bond Fund | Class A
Risk/Return:
Trading Symbol	FIOBX
Delaware International Opportunities Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	FIODX
Delaware International Opportunities Bond Fund | Class R6
Risk/Return:
Trading Symbol	FIOEX
Delaware Investment Grade Fund | Class A
Risk/Return:
Trading Symbol	FIIGX
Delaware Investment Grade Fund | Institutional Class
Risk/Return:
Trading Symbol	FIIJX
Delaware Investment Grade Fund | Class R6
Risk/Return:
Trading Symbol	FIIKX
Delaware Limited Duration Bond Fund | Class A
Risk/Return:
Trading Symbol	FLDKX
Delaware Limited Duration Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	FLDLX
Delaware Limited Duration Bond Fund | Class R6
Risk/Return:
Trading Symbol	FLDMX
Delaware Strategic Income II Fund | Class A
Risk/Return:
Trading Symbol	FSIFX
Delaware Strategic Income II Fund | Institutional Class
Risk/Return:
Trading Symbol	FSIHX